Redeemable Convertible Preferred Stock and Stockholders’ Deficit	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Gravitics Inc [Member]
RedeemableConvertiblePreferredStockAndStockholdersDeficitLineItems [Line Items]
Redeemable Convertible Preferred Stock and Stockholders’ Deficit

12. Redeemable Convertible Preferred Stock and Stockholders’ Deficit

Redeemable Convertible Preferred Stock

In January and March 2026, in connection with the Series A-I Closing, the Company amended and restated its certificate of incorporation to, among other things, increase the authorized shares of capital stock to 37,188,608 shares, consisting of 27,004,445 shares of common stock and 10,184,163 shares of preferred stock, to decrease the authorized number of shares available for issuance as Series Seed-I preferred stock to 1,442,006, and to authorize and designate three new series of preferred stock: Series A-I (4,073,456 shares), Series A-II (738,035 shares), and Series A-III (1,121,204 shares) (collectively, the “Series A Preferred Stock” or the “Series A”).

In January 2026, the Company issued 337,540 shares of Series A-I redeemable convertible preferred stock at a price of $4.89 per share for gross proceeds of $1.7 million, which were received during 2025 in advance of the closing and recorded as subscription liability as of December 31, 2025, and further sold 2,240,041 shares of Series A-I redeemable convertible preferred stock at a price of $4.89 per share for gross proceeds of $10.9 million in a subsequent closing in January and February 2026. Total gross proceeds of the Series A-I Closing are inclusive of $4.9 million received from existing investors.

The Series A-I Closing constituted an equity financing under the SAFE agreements (see Note 10). In connection with the Series A-I Closing, all outstanding SAFEs converted into 1,373,131 shares of Series A-I redeemable convertible preferred stock at a conversion price of $4.89 per share, and 738,035 shares of Series A-II redeemable convertible preferred stock at a conversion price of $4.75 per share. The SAFE liabilities of $10.1 million as of December 31, 2025 were fully satisfied and settled.

The Series A-I Closing constituted a next equity financing under the Company’s convertible note agreements (see Note 8). In connection with the Series A-I Closing and the signing of the Merger Agreement on March 6, 2026 (see Note 1), all outstanding convertible promissory notes and accrued interest, inclusive of $0.6 million of default interest, converted into 122,744 shares of Series A-I redeemable convertible preferred stock at a conversion price of $4.89 per share, and 1,121,204 shares of Series A-III redeemable convertible preferred stock at a conversion price of $4.60 per share. The convertible promissory note liabilities of $5.7 million as of December 31, 2025 were fully satisfied and settled.

The redeemable convertible preferred stock consisted of the following at March 31, 2026 and December 31, 2025 (dollar amounts in thousands):

	As of March 31, 2026
	Authorized Shares	Issued and Outstanding Shares	Liquidation Value	Carrying Value
Series Seed-I	1,442,006	1,375,958	$12,890	$8,554
Series Seed-II	1,280,902	1,280,902	1,500	2,600
Series Seed-III	1,528,560	1,528,560	4,475	4,616
Series A-I	4,073,456	4,073,456	29,868	19,634
Series A-II	738,035	738,035	5,263	4,037
Series A-III	1,121,204	1,121,204	7,731	8,196
Total	10,184,163	10,118,115	$61,727	$47,637

	As of December 31, 2025
	Authorized Shares	Issued and Outstanding Shares	Liquidation Value	Carrying Value
Series Seed-I	3,202,357	1,375,958	$12,890	$8,554
Series Seed-II	1,280,902	1,280,902	1,500	2,600
Series Seed-III	1,528,560	1,528,560	4,475	4,616
Total	6,011,819	4,185,420	$18,865	$15,770

There have been no material changes to the rights, preferences, and privileges of the Series Seed-I, Series Seed-II, and Series Seed-III redeemable convertible preferred stock (collectively, the “Series Seed”) during the three months ended March 31, 2026.

The significant rights and preferences of the Series A-I, Series A-II, and Series A-III redeemable convertible preferred stock (collectively, the “Series A,” and together with the Series Seed, the “Preferred Stock”) are as follows:

Dividends

Holders of the Series A are entitled to receive non-cumulative dividends at a rate of 6% of the applicable original issue price per share when and if declared by the board of directors at the same rate as common stock on an as-if-converted basis. No dividends have been declared on the Series A through March 31, 2026.

Liquidation

In the event of a liquidation, dissolution, winding up or deemed liquidation event of the Company, either voluntary or involuntary, holders of the Series A are entitled to receive, prior to any distribution to holders of common stock, an amount per share equal to the greater of (1) 1.5 times the applicable original issue price per share, plus any declared but unpaid dividends, or (2) the amount that would have been received if such shares had been converted into common stock immediately prior to such event. The applicable original issue prices are $4.89 per share for Series A-I, $4.75 per share for Series A-II, and $4.60 per share for Series A-III. The applicable liquidation multiple for the Series A is 1.5 times the applicable original issue price. The Series A is pari passu with the Series Seed.

Conversion

Each share of Series A is convertible into common stock at the option of the holder at any time at a conversion price equal to the applicable original issue price, subject to customary anti-dilution adjustments. Each share of Series A is initially convertible on a one-for-one basis into common stock, subject to adjustment for stock splits, dividends, recapitalizations, and certain dilutive issuances. All outstanding shares of Series A will automatically convert into common stock upon the occurrence of certain events, including the closing of a firm-commitment underwritten public offering meeting specified thresholds or upon written consent of the requisite holders. See Note 1 for additional information regarding the conversion of the Company’s capital stock at the Effective Time of the Merger.

Voting

Each holder of Series A is entitled to a number of votes equal to the number of shares of common stock into which the Series A is convertible as of the record date. The holders of Series A vote with the common stockholders as a single class on an as-converted basis.

Redemption Rights

The Series A is subject to redemption under certain deemed liquidation events not solely within the control of the Company, as defined. In addition, if the Company consummates an equity financing below the applicable original issue price, each holder of Series A may elect, within a limited period, either to require the Company to redeem its shares for cash equal to the applicable original issue price plus declared but unpaid dividends, or to exchange its shares for a senior secured convertible promissory note of equal principal amount on terms determined by the lead investor. Due to these holder-optional redemption features, the Series A is considered contingently redeemable for accounting purposes and is classified as temporary equity in the Company’s condensed balance sheets.

The Company classifies its preferred stock outside of total stockholders’ deficit because, in the event of certain “liquidation events” (including a merger, acquisition, or sale of all or substantially all of the Company’s assets) that are not solely within the control of the Company, the shares would become redeemable at the option of the holders. The Company does not accrete the carrying values of the preferred stock to the redemption values since a liquidation event was not considered probable as of March 31, 2026 and December 31, 2025. Subsequent adjustments of the carrying values to the ultimate redemption values will be made only when it becomes probable that such a liquidation event will occur.

Make-Whole Provision

Under the Investors’ Rights Agreement entered into in connection with the Series A financing, during the first 120 trading days following a public listing of the Company’s common stock, if the 30-day volume-weighted average price of the common stock is below the effective Series A price, the Company is required to issue additional shares to the Series A holders to make them whole for the shortfall. The Company determined that the make-whole provision is a freestanding financial instrument that meets the definition of a derivative and is accounted for as a derivative liability measured at fair value, with changes in fair value recognized in earnings. The Company estimated the fair value of the make-whole provision using a probability-weighted method that considered the likelihood and timing of a public listing and the range of common stock price scenarios under which the provision could become operative and concluded the fair value of the make-whole provision was not material as of March 31, 2026.

Common Stock

The holders of the common stock are entitled to one vote for each share of common stock held at all meetings of stockholders. In any liquidation, dissolution or winding up, after payment in full of the convertible preferred stock liquidation preference (including any declared but unpaid dividends), the remaining assets are distributed pro rata among the holders of convertible preferred stock and common stock on an as-converted basis. As described above, in January and March 2026, in connection with the Series A-I Closing, the Company amended and restated its certificate of incorporation to increase the authorized shares of capital stock to 37,188,608 shares, consisting of 27,004,445 shares of common stock and 10,184,163 shares of preferred stock.

Subscription Liability

During the year ended December 31, 2025, the Company received $1.7 million of proceeds from investors in advance of the closing of its planned Series A equity financing. The Series-A financing did not close as of December 31, 2025, and such proceeds were recorded as a subscription liability within current liabilities on the condensed balance sheets. In January 2026, in connection with the Series A-I Closing, the subscription liability was reclassified into 337,540 shares of Series A-I redeemable convertible preferred stock at a price of $4.89 per share, and the subscription liability balance was reduced to $0 as of March 31, 2026.

12. Redeemable Convertible Preferred Stock and Stockholders’ Deficit

Redeemable Convertible Preferred Stock

In 2024, the Company issued 132,097 shares of Series Seed-I upon conversion of the outstanding principal balance of the Unsecured Promissory Note (see Note 8).

The redeemable convertible preferred stock consisted of the following at each of December 31, 2025 and 2024 (dollar amounts in thousands):

	Authorized Shares	Issued and Outstanding Shares	Liquidation Value	Carrying Value
Series Seed-I	3,202,357	1,375,958	$12,890	$8,554
Series Seed-II	1,280,902	1,280,902	1,500	2,600
Series Seed-III	1,528,560	1,528,560	4,475	4,616
Total	6,011,819	4,185,420	$18,865	$15,770

The significant rights and preferences of the Series Seed-I, Series Seed-II, and Series Seed-III, redeemable convertible preferred stock (collectively, the “Preferred Stock” or “Series Seed”) are as follows:

Dividends

Holders of Preferred Stock are entitled to receive non-cumulative dividends at a rate of 6% of the applicable original issue price per share when and if declared by the board of directors. No dividends have been declared through December 31, 2025.

Liquidation

In the event of a liquidation, dissolution, winding up or deemed liquidation event of the Company, either voluntary or involuntary, holders of the Preferred Stock are entitled to receive, prior to any distribution to holders of common stock, an amount per share equal to the greater of (1) 1.5 times the applicable original issue price per share, plus any declared but unpaid dividends, or (2) the amount that would have been received if such shares had been converted into common stock immediately prior to such event. If the assets of the Company available for distribution are insufficient to permit payment in full of the liquidation preference, the available assets will be distributed ratably among the holders of preferred stock in proportion to the full amounts to which they would otherwise be entitled.

Conversion

Each share of Preferred Stock is convertible into common stock at the option of the holder at any time at a conversion price equal to the applicable original issue price, subject to customary anti-dilution adjustments. The applicable original issue prices are of the Series Seed-I, Series Seed-II, and Series Seed-III are $6.25 per share, $0.78 per share, and $1.95 per share, respectively. Each share of preferred stock is initially convertible on a one-for-one basis into common stock, subject to adjustment for stock splits, dividends, recapitalizations and certain dilutive issuances. All outstanding shares of preferred stock will automatically convert into common stock upon the occurrence of certain events, including the closing of a firm-commitment underwritten public offering meeting specified thresholds or upon written consent of the requisite holders.

Voting

Each holder of Preferred Stock shall be entitled to a number of votes equal to the number of common shares they can convert to as of the record date. The holders of record of preferred stockholders vote with common stockholders as a single class on an as-converted basis and can elect one (1) director of the Company (the “Preferred Director”). Common stockholders can elect two (2) directors. Initially, the board of Directors may appoint the Preferred Director.

Redemption Rights

The Preferred Stock is subject to redemption under certain deemed liquidation events not solely within the control of the Company, as defined, and as such is considered contingently redeemable for accounting purposes and is classified as temporary equity in the Company’s balance sheets.

Common Stock

The holders of the common stock are entitled to one vote for each share of common stock held at all meetings of stockholders. In any liquidation, dissolution or winding up, after payment in full of the convertible preferred stock liquidation preference (including any declared but unpaid dividends), the remaining assets are distributed pro rata among the holders of convertible preferred stock and common stock on an as-converted basis. In January 2024, the Company amended and restated its certificate of incorporation to increase the authorized shares of capital stock to 25,853,696 shares, consisting of 19,841,878 shares of common stock and 6,011,819 shares of preferred stock.

Subscription Liability

During the year ended December 31, 2025, the Company received $1.7 million of proceeds from investors in advance of the closing of its planned Series A equity financing (the “Series-A financing”). The Series-A financing did not close as of December 31, 2025, and such proceeds were recorded as a subscription liability within current liabilities on the balance sheets. Refer to Note 16 for further information.